Average Annual Total Returns		12 Months Ended	56 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024	Dec. 31, 2024
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		12.20%		12.27%	12.48%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.54%		8.83%	9.59%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.16%		9.24%	9.54%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		12.49%	15.09%
Performance Inception Date	May 01, 2020
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	17.82%	14.53%	13.10%

[1]	Institutional Class inception date.